JPMorgan Equity Index Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	11.20%	12.69%	13.69%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	15.65%	13.23%	13.74%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.65%	14.19%	14.59%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.30%	13.74%	13.83%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.65%	11.27%	11.97%